Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments of the Company’s operating leases with a term over one year subsequent to September 30, 2018 are as follows:

Year ending December 31,	Amount
2018	$78,490
2019	104,673
2020	27,832

Net Minimum Lease Payments	$210,995

Future minimum lease payments of the Company’s operating leases with a term over one year subsequent to December 31, 2017 are as follows:

Year ending December 31,	Amount
2018	$265,050
2019	60,600
2020	-
Net Minimum Lease Payments	$325,650